Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,250,000
Previously Paid Amount	0
Total Fee Amount	2,382.23
Total Offset Amount	0
Net Fee	$ 2,382.23